Risk management and concentrations of risk (Details Textual) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 01, 2015	Dec. 29, 2014	Mar. 17, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 14, 2016
Derivative, Notional Amount	$ 146,300
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net				$ 855
Description of Interest Rate Derivative Activities	3 month USD LIBOR variable interest
Payments for Derivative Instrument, Financing Activities		$ 1,100		0	$ 1,100	$ 0
Restricted Cash and Cash Equivalents, Noncurrent				$ 15,198	$ 15,184
Derivative, Lower Fixed Interest Rate Range	1.9105%
Derivative, Higher Fixed Interest Rate Range	1.9145%
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net, Total	$ 146,300
Foreign Currency Devaluation Percentage				15.00%			14.00%
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax				$ 100
Geographic Concentration Risk [Member] | UNITED STATES
Concentration Risk, Percentage				90.00%
Geographic Concentration Risk [Member] | EGYPT
Concentration Risk, Percentage				10.00%
Egypt, Pounds
Restricted Cash and Cash Equivalents, Noncurrent				$ 400
Lampung Facility [Member]
Repayments of Secured Debt		$ 7,900
Five Forward Starting Swap Agreements [Member]
Derivative, Notional Amount			$ 237,100
Derivative, Term of Contract			12 years
Derivative, Fixed Interest Rate			2.80%
Description of Interest Rate Derivative Activities			3 month USD LIBOR variable interest
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net, Total			$ 237,100